                         ------------------------------

                                 HYPERION 2005

                                   INVESTMENT

                                     GRADE

                                  OPPORTUNITY

                                   TERM TRUST

                         ------------------------------


                               Semi Annual Report


                                 June 30, 2002




                                                               [HYPERION LOGO]

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Report of the Investment Advisor
-------------------------------------------------------------------------------

                                                             August 19, 2002

Dear Shareholder:

We welcome this opportunity to provide you with information about the Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Trust") for its semi-annual period ended June 30, 2002. The Trust's shares are traded on the New York Stock Exchange ("NYSE") under the symbol "HTO".

Description of the Trust

The Trust is a closed-end investment company whose objectives are to provide a high level of current income consistent with investing only in investment grade securities and to attempt to return $10.00 per share (the initial public offering price per share) to investors on, or shortly before, November 30, 2005. The Trust pursues these objectives by investing in a portfolio primarily of mortgage-backed securities ("MBS"), issued or guaranteed by either the U.S. Government or one of its agencies or instrumentalities, or rated "investment grade" by a nationally recognized rating agency (e.g., Standard & Poor's Corporation or Fitch IBCA, Inc.) at the time of the investment. No assurance can be given that the Trust's investment objectives will be achieved.

Market Environment

Despite our optimism on the economy earlier in the year, accounting scandals, corporate governance issues, corporate bankruptcies, and a decline in the S&P 500 Index of over 13% for the first six months of the year have continued to undermine any opportunity for a strong economic rebound.

Our concerns for the economy are not so much about growth, as we believe that it is growing at a positive rate. We believe that the greatest threat is one where there is a prolonged period of sub-par growth, as the current economy is structured to accommodate a much higher level of activity. This means that the overcapacity must either be wrung out or financed until economic growth resumes.

A major problem for corporations may be their inability to access capital. This does not mean capital for expenditures such as technology, machinery, and R&D, as much of that type of spending has been reduced; but rather access to capital that is needed for more pedestrian activities such as refinancing corporate debt. While the Federal Reserve has been aggressive in lowering interest rates, the benefits have been primarily for the consumer, as rates on most forms of consumer debt such as mortgages and automobile loans have declined substantially. However, corporate debt in general has not experienced the same benefit. With the decline in equity prices and corporate earnings low, yield spreads on corporate bonds have widened dramatically. For example, the 10-year debt of Ford Motor Company (an investment grade BBB+ rated issuer) now yields over 9%--approximately 5.25% more than a comparable maturity U.S. Treasuries--which, in some cases, is even higher than that of some lower rated high yield corporate bonds. Any corporation with debt coming due in the next 12 months will face difficulty, as the cost of debt will be undoubtedly higher, if available at all. This liquidity crisis is what we believe to be the primary problem with corporations today: earnings can be positive, cash flow can be positive, but if corporations cannot have access to capital--either through debt or equity--things can get worse.

What that means for interest rates is that they are likely to remain low for a period longer than what most people had anticipated.

Portfolio Strategy and Performance

Though the economic outlook and prospect for corporate credit risk may be very dismal, some of the best places to invest are in high credit quality collateralized securities. Unlike unsecured corporate bonds, where the bondholders are a creditor of the corporation, collateralized securities have their interest secured by "tangible" assets--for example, residential and commercial real estate, consumer receivables, and automobiles.

The general strategy we have been pursuing for the portfolio has been to purchase securities that would exhibit lower sensitivities to prepayment risk. We purchased Agency residential Pass-throughs that have, we believe, a tendency for slower prepayment

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HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Report of the Investment Advisor
-------------------------------------------------------------------------------

activity. These securities are characterized by low mortgage balances that, due to the high relative fixed costs of refinancing, make them less attractive for borrowers to refinance.

The credit quality of the portfolio remains high--in excess of the requirements of the Trust's "AAf" rating. In fact, over 80% of the portfolio is in securities rated AA and higher.

As of June 30, 2002, the Trust was being managed with an average duration of
1.6 years, as measured on a net asset basis (duration measures a bond portfolio's price sensitivity to changes in interest rates). The duration of total assets as of June 30, 2002, was 2.6 years.

The Trust utilizes leverage to enhance portfolio yield and total return. As of June 30, 2002, leverage represented 32.5% of total assets.

As of June 30, 2002, the Trust's net asset value ("NAV") was $10.06. The Trust's total return, based on net asset value ("NAV"), for the six-month period ending June 30, 2002, was 3.82%. Total return is based upon the change in NAV of the Trust's shares, and includes reinvestment of dividends. Based on the NYSE closing price of $9.8500 on June 30, 2002, the yield on the Trust was 5.58%. For the twelve-month period ending June 30, 2002, the Trust's total return, based on NAV, was 7.36%.

Looking ahead, our goal is to maintain a short-duration profile with high credit quality, while still striving to earn strong current yield. In particular, we will seek a low exposure to post-2005 interest rate risk through a combination of short maturity assets and hedging instruments.

Conclusion

We appreciate the opportunity to serve your investment needs, and thank you for your continued support. As always, we welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.


Sincerely,



/s/ Clifford E. Lai
-----------------------------------
CLIFFORD E. LAI
President,
Hyperion 2005 Investment Grade
 Opportunity Term Trust, Inc.
President and Chief Executive Officer,
Hyperion Capital Management, Inc.



/s/ John H. Dolan
------------------------------------
JOHN H. DOLAN
Senior Portfolio Manager
Hyperion 2005 Investment Grade
 Opportunity Term Trust, Inc.
Managing Director & Chief Investment Officer,
Hyperion Capital Management, Inc.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.

Portfolio of Investments - (Unaudited)                                                  Principal
  June 30, 2002                                    Interest                              Amount                    Value
                                                     Rate             Maturity           (000s)                  (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.1%
U.S. Government Agency Collateralized Mortgage Obligations - 31.9%
 Federal Home Loan Mortgage Corporation
   Series 2050, Class PG.....................           6.25%             02/15/23   $        6,969 @  $                  7,160,505
   Series 2369, Class A......................           6.50              07/15/28           14,702 @                    15,194,271
   Series 2149, Class TF.....................           6.50              05/15/24           14,565 @                    15,176,424
   Series 2187, Class QA.....................          10.00+             05/15/29              886                         911,389
                                                                                                       ----------------------------
                                                                                                                         38,442,589
                                                                                                       ----------------------------
 Federal National Mortgage Association
   Series 2001-14, Class GB..................           6.50              11/25/26           15,485 @                    16,016,935
                                                                                                       ----------------------------
Total U.S. Government Agency Collateralized Mortgage Obligations
       (Cost - $53,720,886)..................                                                                            54,459,524
                                                                                                       ----------------------------
U.S. Government Agency Pass -Through Certificates - 29.3%
 Federal Home Loan Mortgage Corporation
   Pool C63650...............................           7.00              02/01/32            3,035 @                     3,147,512
   Pool C63689...............................           7.00              02/01/32              247                         256,495
   Pool C63740...............................           7.00              02/01/32            4,419 @                     4,581,937
   Pool C63963...............................           7.00              02/01/32            1,845                       1,912,964
   Pool C64107...............................           7.00              02/01/32            1,926                       1,996,912
   Pool C64108...............................           7.00              02/01/32            5,416 @                     5,616,047
                                                                                                       ----------------------------
                                                                                                                         17,511,867
                                                                                                       ----------------------------
 Federal National Mortgage Association
   Pool 614372...............................           7.00              01/01/32            6,332 @                     6,564,540
   Pool 619134...............................           7.00              01/01/32              397                         411,184
   Pool 628305...............................           7.00              03/01/32            6,094 @                     6,318,007
   Pool 628408...............................           7.00              03/01/32            3,150 @                     3,265,639
   Pool 630249...............................           7.00              03/01/32            1,528                       1,584,563
   Pool 645465...............................           7.00              05/01/32            8,925 @                     9,253,699
                                                                                                       ----------------------------
                                                                                                                         27,397,632
                                                                                                       ----------------------------
 Government National Mortgage Association
   Pool 569691...............................           7.50              02/15/32            4,941                       5,217,992
                                                                                                       ----------------------------
Total U.S. Government Agency Pass -Through Certificates
       (Cost - $49,931,679)                                                                                              50,127,491
                                                                                                       ----------------------------
U.S. Treasury Obligation - 1.9%..............
 U.S. Treasury Notes
       (Cost - $3,310,750)...................           2.75              10/31/03            3,300                       3,318,562
                                                                                                       ----------------------------
Total U.S. Government & Agency Obligations
       (Cost - $106,963,315).................                                                                           107,905,577
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 7.7%
Housing Related Asset-Backed Securities - 7.7%
 Conseco Finance Advance Receivables
   Series 2002-B*............................           3.34              05/16/08            2,500                       2,499,975
                                                                                                       ----------------------------
 Saxon Asset Securities Trust
   Series 1999-3, Class MF1..................           7.75              12/25/29           10,000                      10,697,020
                                                                                                       ----------------------------
Total Housing Related Asset-Backed Securities
       (Cost - $12,464,420)..................                                                                            13,196,995
                                                                                                       ----------------------------
Total Asset-Backed Securities
       (Cost - $12,464,420)..................                                                                            13,196,995
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.

Portfolio of Investments - (Unaudited)                                                  Principal
  June 30, 2002                                    Interest                              Amount                    Value
                                                     Rate             Maturity           (000s)                  (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL ZERO COUPON SECURITIES - 6.1%
Texas - 5.0%
 San Antonio Texas, Electricity & Gas
  Revenue Bond, Series B, FGIC...............           7.05(a)%          02/01/07   $       10,000    $                  8,546,700
                                                                                                       ----------------------------
West Virginia - 1.1%
 West Virginia State Parkways Economic
  Development and Tourism Authority
   Revenue Bond, FGIC........................           5.70(a)           05/15/05            1,975                       1,818,027
                                                                                                       ----------------------------
Total Municipal Zero Coupon Securities
       (Cost - $9,423,063)...................                                                                            10,364,727
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 19.9%
 1301 Avenue of the Americas Trust
   Series 2000-1301, Class B*................           7.58              08/03/05            8,000                       8,473,840
 DLJ Mortgage Acceptance Corp.
   Series 1996-CF1, Class A1B................           7.58              03/13/28            3,000                       3,249,867
 Morgan Stanley Capital I
   Series 1999-1NYP, Class A2*...............           6.84              05/03/06           16,000                      17,105,952
 Trizec Hanh Office Properties Trust
   Series 2001-TZHAC, Class C3...............           6.52              03/15/13            5,000                       5,229,850
                                                                                                       ----------------------------
Total Commercial Mortgage Backed Securities
       (Cost - $33,380,021)..................                                                                            34,059,509
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 46.7%
Senior Collateralized Mortgage Backed Securities - 16.8%
 PNC Mortgage Securities Corp.
   Series 1999-4, Class 1A7..................           6.40              06/25/29           10,000                      10,369,800
 Residential Funding Mortgage Securities I
   Series 1998-S31, Class A1.................           6.50              12/25/28            6,608                       6,764,340
   Series 1998-S20, Class A22................           6.75              09/25/28           11,420                      11,531,909
                                                                                                       ----------------------------
                                                                                                                         18,296,249
                                                                                                       ----------------------------
Total Senior Collateralized Mortgage Backed Securities
       (Cost - $28,455,498)..................                                                                            28,666,049
                                                                                                       ----------------------------
Subordinated Collateralized Mortgage Obligations - 29.9%
 ABN AMRO Mortgage Corp.
   Series 2001-8, Class 1B1..................           6.59              01/25/32            7,485                       7,562,131
 Bank of America Mortgage Securities
   Series 2001-E, Class B2...................           6.25+             09/25/31            2,974                       3,041,748
   Series 2001-D, Class B2...................           6.25+             08/25/31            2,976                       3,046,925
                                                                                                       ----------------------------
                                                                                                                          6,088,673
                                                                                                       ----------------------------
 Cendant Mortgage Corp.
   Series 2000-8, Class B2...................           7.50              11/25/30            1,666                       1,736,552
   Series 2000-8, Class B3...................           7.50              11/25/30            1,000                       1,020,934
   Series 2000-9, Class B1...................           7.50              12/26/30            1,853                       1,937,366
                                                                                                       ----------------------------
                                                                                                                          4,694,852
                                                                                                       ----------------------------

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HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.

Portfolio of Investments - (Unaudited)                                                  Principal
  June 30, 2002                                    Interest                              Amount                    Value
                                                     Rate             Maturity           (000s)                  (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
 Chase Mortgage Finance Corp.
   Series 1999-S12, Class B2.................           7.25%             10/25/29   $        1,167    $                  1,175,140
 Citicorp Mortgage Securities
   Series 1998-10, Class B2..................           6.25              11/25/28            2,418                       2,350,907
   Series 1999-8, Class B2...................           6.25              10/25/29              509                         463,495
   Series 1998-4, Class B2...................           6.75              06/25/28            1,307                       1,307,333
   Series 1998-8, Class B2...................           6.75              09/25/28            2,154                       2,144,979
                                                                                                       ----------------------------
                                                                                                                          6,266,714
                                                                                                       ----------------------------
 Countrywide Home Loans
   Series 1998-15, Class B2..................           6.75              10/25/28            2,152                       2,153,919
   Series 1996-1, Class B1...................           7.25              05/25/26            2,976                       3,072,144
   Series 2000-6, Class B2...................           7.75              12/25/30            2,952                       3,025,137
                                                                                                       ----------------------------
                                                                                                                          8,251,200
                                                                                                       ----------------------------
 GE Capital Mortgage Services, Inc.
   Series 1999-17, Class B2..................           7.00              09/25/29            1,364                       1,362,830
 Norwest Asset Securities Corp.
   Series 1998-5, Class B2...................           6.75              03/25/28            1,284                       1,307,033
   Series 1997-21, Class B2..................           7.00              01/25/28              950                         969,096
                                                                                                       ----------------------------
                                                                                                                          2,276,129
                                                                                                       ----------------------------
 Prudential Home Mortgage Securities
  Company, Inc. Series 1992 33 Class B1......           7.50              11/25/22            5,320                       5,512,877
 Wells Fargo Mortgage Backed Securities
  Trust
   Series 2000-5, Class B1...................           7.75              09/25/30            5,778                       5,900,403
   Series 2000-9, Class B2...................           7.75              11/25/30            2,002                       2,066,247
                                                                                                       ----------------------------
                                                                                                                          7,966,650
                                                                                                       ----------------------------
Total Subordinated Collateralized Mortgage Obligations
       (Cost - $48,057,428)..................                                                                            51,157,196
                                                                                                       ----------------------------
Total Non-Agency Residential Mortgage Backed Securities
       (Cost - $76,512,926)..................                                                                            79,823,245
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (REMICS) - 0.3%
Senior Collateralized Mortgage Backed Securities - 0.3%
 Countrywide Funding Corp.
   Series 1994-5, Class A3A
       (Cost - $467,442).....................           6.50              03/25/09              469                         470,525
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST ONLY SECURITIES - 5.6%
 DLJ Mortgage Acceptance Corp.
   Series 1997-CF2, Class CP.................           1.36              10/15/30          125,000                       3,719,750
 GMAC Commercial Mortgage Securities, Inc.
   Series 2001-WTCA, Class X1................           0.80+             09/09/15           32,567                          79,463
 Residential Asset Mortgage Products, Inc.
   Series 2002-RS2, Class AI.................           5.50              09/25/04           28,972                       2,250,052
 Residential Funding Mortgage Securities I
   Series 2002-HS1, Class AI.................           7.00              07/25/04           44,082                       3,445,200
                                                                                                       ----------------------------
Total Interest Only Securities
       (Cost - $9,836,209)...................                                                                             9,494,465
                                                                                                       ----------------------------

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HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.

Portfolio of Investments - (Unaudited)                                                 Principal
  June 30, 2002                                      Interest                            Amount                    Value
                                                       Rate           Maturity           (000s)                  (Note 2)
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.5%
 Dated 06/30/02, with Lehman Brothers, Inc.;
  proceeds: $2,600,412; collateralized by $2,514,775
  FNMA,
   6.75%, due 04/25/22, value: $2,652,244
       (Cost - $2,600,000)...................           1.90%          07/01/02           $    2,600        $         2,600,000
                                                                                                            -------------------
Total Investments - 150.9%
       (Cost - $251,647,396).................                                                                       257,915,043
Liabilities in Excess of Other Assets -
  (50.9)%....................................                                                                       (87,014,054)
                                                                                                            -------------------
NET ASSETS - 100.0%..........................                                                               $        170,900,989
                                                                                                            ===================
-------------------------------------------------------------------------------------------------------------------------------


       *    -   Security exempt from registration under Rule 144A of the
                Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

      (a)   -   Zero Coupon Bonds - Interest rate represents current yield to maturity.

       @    -   Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).

       +    -   Variable Rate Security - Inverse Floater: Interest Rate is in
                effect as of June 30, 2002.

    FGIC    -   Insured by Financial Guaranty Insurance Company.

    FNMA    -   Federal National Mortgage Association.

      IO    -   Interest Only Security - Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.

  REMICS    -   Real Estate Mortgage Investment Conduits.

---------------
See notes to financial statements.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Assets and Liabilities - (Unaudited)
June 30, 2002
-------------------------------------------------------------------------------

Assets:
Investments, at value (cost $251,647,396)
(Note 2) ......................................   $                257,915,043
Cash ..........................................                        337,147
Receivable for investments sold ...............                      2,062,319
Principal paydowns receivable .................                      1,687,139
Interest receivable ...........................                        381,675
Receivable for open swap contracts ............                        190,996
Prepaid expenses and other assets .............                         59,709
                                                   ---------------------------
   Total assets ...............................                    262,634,028
                                                   ---------------------------
Liabilities:
Reverse repurchase agreements (Note 5) ........                     85,571,000
Interest payable for reverse repurchase
agreements (Note 5) ...........................                        187,838
Net unrealized depreciation on swap contracts
(Note 7) ......................................                      2,250,674
Payable for investments purchased .............                      2,075,132
Payable for open swap contracts ...............                      1,489,231
Investment advisory fee payable (Note 3) ......                         92,411
Administration fee payable (Note 3) ...........                         22,693
Accrued expenses and other liabilities ........                         44,060
                                                   ---------------------------
   Total liabilities ..........................                     91,733,039
                                                   ---------------------------
Net Assets (equivalent to $10.06 per share
based on 16,987,573 shares issued and
outstanding) ..................................   $                170,900,989
                                                   ===========================
Composition of Net Assets:
Capital stock, at par value ($.01) (Note 6) ...   $                     16,988
Additional paid-in capital (Note 6) ...........                    164,973,129
Accumulated undistributed net investment
income ........................................                      4,075,293
Accumulated net realized loss .................                     (2,181,393)
Net unrealized appreciation ...................                      4,016,972
                                                   ---------------------------
Net assets applicable to capital stock
outstanding ...................................   $                170,900,989
                                                   ===========================


---------------
See notes to financial statements.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Operations - (Unaudited)
For the Six Months Ended June 30, 2002
-------------------------------------------------------------------------------

Investment Income (Note 2):
Interest ......................................   $                   7,044,502
                                                   ----------------------------
Expenses:
  Investment advisory fee (Note 3).............                         548,399
  Administration fee (Note 3)..................                         134,732
  Insurance....................................                          37,501
  Custodian....................................                          29,936
  Reports to shareholders......................                          40,360
  Accounting and tax services..................                          34,298
  Transfer agency..............................                          12,447
  Directors' fees..............................                          28,070
  Legal........................................                           9,448
  Registration fees............................                          13,417
  Miscellaneous................................                          23,743
                                                   ----------------------------
   Total operating expenses ...................                         912,351
                                                   ----------------------------
    Interest expense on reverse repurchase
    agreements (Note 5)........................                         708,983
    Interest expense on swaps .................                       1,192,789
                                                   ----------------------------
   Total expenses .............................                       2,814,123
                                                   ----------------------------
  Net investment income........................                       4,230,379
                                                   ----------------------------
Realized and Unrealized Gain (Loss) on
Invesments, Futures and Swap Contracts (Note 2):
Net realized gains (loss) on:
  Investment transactions......................                        (279,739)
  Futures transactions.........................                           9,362
                                                   ----------------------------
Net realized loss on investments and futures
transactions ..................................                        (270,377)
                                                   ----------------------------
Net change in unrealized appreciation/
depreciation on:
  Investments..................................                       3,574,080
  Futures......................................                         (42,775)
  Swap contracts...............................                      (1,172,140)
                                                   ----------------------------
Net change in unrealized appreciation/
depreciation on investments, futures and swap
contracts .....................................                       2,359,165
                                                   ----------------------------
Net realized and unrealized gain on
investments, futures and swap contracts .......                       2,088,788
                                                   ----------------------------
Net increase in net assets resulting from
operations ....................................   $                   6,319,167
                                                   ============================


---------------
See notes to financial statements.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statements of Changes in Net Assets

                                                                              For the Six            For the Year
                                                                              Months Ended                Ended
                                                                             June 30, 2002            December 31,
                                                                              (Unaudited)                2001
-------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Operations:
 Net investment income .........................................      $           4,230,379    $           9,599,266
 Net realized gain/(loss) on investments, futures and
   swap contracts ..............................................                   (270,377)               4,973,830
 Net change in unrealized appreciation/depreciation on
   investments, futures and swap contacts.......................                  2,359,165               (1,255,120)
                                                                      ---------------------    ---------------------
 Net increase in net assets resulting from operations ..........                  6,319,167               13,317,976
                                                                      ---------------------    ---------------------
Dividends to Shareholders (Note 2):
 Net investment income                                                           (3,892,577)              (9,413,392)
                                                                      ---------------------    ---------------------
    Total increase in net assets ...............................                  2,426,590                3,904,584

Net Assets:
 Beginning of period ...........................................                168,474,399              164,569,815
                                                                      ---------------------    ---------------------
 End of period (including undistributed net investment
   income of $4,075,293 and $3,737,491, respectively)...........      $         170,900,989    $         168,474,399
                                                                      =====================    =====================

---------------

See notes to financial statements.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Cash Flows
For the Six Months Ended June 30, 2002
-------------------------------------------------------------------------------

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating
  activities:
  Interest received (including net amortization
   of $1,755,677)  ............................   $                10,461,114
  Interest expense paid........................                    (1,780,817)
  Operating expenses paid......................                      (672,375)
  Purchases of short-term portfolio
   investments, net ...........................                    (2,600,000)
  Purchases of long-term portfolio investments.                  (188,521,679)
  Proceeds from disposition of long-term
   portfolio investments and principal
   paydowns ...................................                   179,413,265
  Net cash used for futures transactions.......                        (7,788)
                                                   --------------------------
  Net cash provided by operating activities....                    (3,708,280)
                                                   --------------------------

Cash flows provided by (used for) financing
  activities:
  Net cash provided by reverse repurchase
   agreements .................................                     7,963,000
  Cash dividends paid..........................                    (4,671,117)
                                                   --------------------------
  Net cash provided by financing activities....                     3,291,883
                                                   --------------------------
Net decrease in cash ..........................                      (416,397)
Cash at beginning of period ...................                       753,544
                                                   --------------------------
Cash at end of period  ........................   $                   337,147
                                                   ==========================
Reconciliation of Net Increase in Net Assets
  Resulting from Operations to Net Cash
  Provided by Operating Activities:
Net increase in net assets resulting from
  operations...................................   $                 6,319,167
                                                   --------------------------
  Increase in investments......................                    (7,620,417)
  Increase in net unrealized appreciation/
   depreciation on investments ................                    (2,401,940)
  Decrease in interest receivable..............                     1,104,450
  Decrease in variation margin receivable......                        25,625
  Increase in other assets.....................                    (3,562,868)
  Increase in other liabilities................                     2,427,703
                                                   --------------------------
     Total adjustments ........................                   (10,027,447)
                                                   --------------------------
Net cash used for operating activities ........   $                (3,708,280)
                                                   ==========================

---------------

See notes to financial statements.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Financial Highlights



                                 For the
                                Six Months
                                  Ended                                   For the Year Ended December 31,
                              June 30, 2002    ------------------------------------------------------------------------------------
                               (Unaudited)          2001              2000             1999              1998             1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating
 Performance:
Net asset value,
 beginning of period .....    $         9.92   $         9.69    $         9.04   $         9.71    $         9.65   $         8.89
                               -------------    -------------     -------------    -------------     -------------    -------------
Net investment income.....              0.25             0.57              0.51             0.51              0.56             0.65
Net realized and
 unrealized gain (loss)
 on investments, short
 sale, futures, swap
 contracts and option
 transactions ............              0.12             0.21              0.55            (0.65)             0.03             0.47
                               -------------    -------------     -------------    -------------     -------------    -------------
Net increase (decrease)
 in net asset value
 resulting from
 operations ..............              0.37             0.78              1.06            (0.14)             0.59             1.12
Net effect of shares
 repurchased .............                --               --              0.00*            0.01              0.02             0.25
Dividends from net
 investment income .......             (0.23)           (0.55)            (0.41)           (0.54)            (0.55)           (0.61)
                               -------------    -------------     -------------    -------------     -------------    -------------
Net asset value, end of
 period ..................    $        10.06   $         9.92    $         9.69   $         9.04    $         9.71   $         9.65
                               =============    =============     =============    =============     =============    =============
Market price, end of
 period ..................    $       9.8500   $       9.6500    $       8.6875   $       7.9375    $       8.6250   $       8.4375
                               =============    =============     =============    =============     =============    =============
Total Investment Return +.          4.50%(1)           17.87%            15.14%          (1.82)%             8.92%           20.69%
Ratios to Average Net
 Assets/Supplementary
 Data:
Net assets, end of period
 (000's) .................    $     170,901    $     168,474     $     164,570    $     154,024     $     166,124    $     167,520
Operating expenses........             1.08%(2)         1.05%             1.08%            1.10%             1.06%            1.05%
Interest expense..........             2.25%(2)         2.41%             3.08%            2.63%             2.45%            2.57%
Total expenses............             3.33%(2)         3.46%             4.16%            3.73%             3.51%            3.62%
Net investment income.....             5.01%(2)         5.69%             5.62%            5.45%             5.78%            6.87%
Portfolio turnover rate...               66%(1)          112%               12%              33%               79%              90%

---------------

+ Total investment return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.

*   Rounds to less than .01.

(1) Not annualized

(2) Annualized
---------------
See notes to financial statements.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements - (Unaudited)
June 30, 2002
-------------------------------------------------------------------------------

1. The Trust

Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Trust"), which was incorporated under the laws of the State of Maryland on December 14, 1992, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Trust had no transactions until February 17, 1993, when it sold 10,673 shares of common stock for $100,006 to Hyperion Capital Management, Inc. (the "Advisor"). The Trust expects to distribute substantially all of its net assets on or shortly before November 30, 2005 and thereafter to terminate. The distribution and termination may require shareholder approval.

The Trust's investment objectives are to provide a high level of current income consistent with investing only in investment grade securities and to return at least $10.00 per share (the initial public offering price per share) to investors on or shortly before November 30, 2005. Investment grade securities are securities that are either (i) at the time of investment rated in one of the four highest rating categories of a nationally recognized rating agency (e.g., between AAA and BBB by Standard & Poor's Corporation and Fitch IBCA, Inc. or between Aaa and Baa by Moody's Investors Service, Inc.) or (ii) issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. No assurance can be given that the Trust's investment objectives will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, Trust securities are valued based upon the current bid price for long positions and the current ask price for short positions. The Trust values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Trust, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of the issuer.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

The Trust invests in financial futures contracts to hedge the portfolio against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is at risk that it may not be able to close out a transaction because of an illiquid market.

Options Written or Purchased: The Trust may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Trust writes or purchases an option, an amount equal to the premium received or paid by the

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements - (Unaudited)
June 30, 2002
-------------------------------------------------------------------------------

Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on the investment transaction.

The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Trust purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Trust bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing covered call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Trust only will write call options on positions held in its portfolio. The risk in writing a put option is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Swap agreements: The Fund may invest in swap agreements. The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest expense. For the six months ended June 30, 2002, such net payments made by the Fund amounted to $1,192,789. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of June 30, 2002.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method.

Taxes: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Trust declares and pays dividends monthly from net investment income. Distributions of net realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from net investment income and realized gains recorded by the Trust for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Trust invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is defined as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements - (Unaudited)
June 30, 2002
-------------------------------------------------------------------------------

Repurchase Agreements: The Trust, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

3. Investment Advisory Agreements and Affiliated Transactions

The Trust has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of 0.65% of the Trust's average weekly net assets. During the six months ended June 30, 2002, the Advisor earned $548,399 in advisory fees from the Trust.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Corp. (the "Sub-Administrator"), an affiliate of the Fund's Custodian. The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Trust pays to the Administrator a monthly fee at an annual rate of 0.17% of the first $100 million of the Trust's average weekly net assets, 0.145% of the next $150 million and 0.12% of any amounts above $250 million. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Trust are officers and/or directors of the Advisor/Administrator and/or the Sub-Administrator.

4. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the six months ended June 30, 2002 were $23,391,811 and $23,136,372, respectively. Purchases and sales of U.S. Government securities, for the six months ended June 30, 2002 were $167,205,000 and $138,866,798, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, the Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

5. Borrowings

The Trust may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Trust sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust may decline below the price of the securities the Trust has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust's obligation to repurchase the securities, and the Trust's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements - (Unaudited)
June 30, 2002
-------------------------------------------------------------------------------

At June 30, 2002, the Trust had the following reverse repurchase agreements outstanding:

   Face Value                                                   Description                                       Maturity Amount
---------------    ------------------------------------------------------------------------------------------    ------------------
$     7,541,000    Lehman Brothers, 1.88%, dated 5/8/02, maturity date 8/7/02................................    $        7,576,837
      5,999,000    Lehman Brothers, 1.86%, dated 5/8/02, maturity date 8/7/02................................             6,027,205
      3,786,000    Lehman Brothers, 1.86%, dated 5/8/02, maturity date 8/7/02................................             3,803,801
      5,300,000    Lehman Brothers, 1.86%, dated 5/8/02, maturity date 8/7/02................................             5,324,919
      3,110,000    Lehman Brothers, 1.86%, dated 5/8/02, maturity date 8/7/02................................             3,124,622
      8,482,000    Lehman Brothers, 1.85%, dated 6/13/02, maturity date 8/14/02..............................             8,509,025
      4,319,000    Goldman Sachs, 1.85%, dated 5/9/02, maturity date 8/15/02.................................             4,340,751
      3,026,000    Goldman Sachs, 1.85%, dated 5/9/02, maturity date 8/15/02.................................             3,041,239
     14,693,000    Goldman Sachs, 1.85%, dated 5/17/02, maturity date 8/15/02................................            14,760,955
     14,695,000    Morgan Stanley, 1.87%, dated 5/9/02, maturity date 7/11/02................................            14,743,089
     14,620,000    Morgan Stanley, 1.85%, dated 6/13/02, maturity date 7/16/02...............................            14,644,793
                                                                                                                 ------------------
                   Maturity Amount...........................................................................    $       85,897,236
                                                                                                                 ------------------
                   Market Value of Assets Sold Under Agreements..............................................    $       88,658,798
                                                                                                                 ------------------
                   Weighted Average Interest Rate............................................................                  1.86%
                                                                                                                 ------------------


The average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2002 was $75,783,088 at a weighted average interest rate of 1.86%. The maximum amount of reverse repurchase agreements outstanding at any time during the year was $84,544,977, as of June 13, 2002, which was 32.53% of total assets.

6. Capital Stock

There are 75 million shares of $0.001 par value common stock authorized. Of the 16,987,573 shares outstanding at June 30, 2002 the Advisor owned 10,673 shares.

The Trust is continuing its stock repurchase program, whereby an amount of up to 30% of the outstanding common stock as of March 1998, or approximately
4.8 million shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

For the six months ended June 30, 2002, no shares were repurchased. For the year ended December 31, 2001 no shares were repurchased. All shares repurchased have been, or will be, retired. Since the inception of the stock repurchase program, 4,723,100 shares have been repurchased at a cost of $37,671,129 and at an average discount of 13.16% from its net asset value.

7. Financial Instruments

The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no written option or futures contracts activity for the six months ended June 30, 2002.

--------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements - (Unaudited)
June 30, 2002
-------------------------------------------------------------------------------

As of June 30, 2002, the following swap agreements were outstanding:

                                                                                                                      Net Unrealized
                  Expiration                                                                                          Appreciation/
Notional Amount      Date                                          Description                                        (Depreciation)
----------------  ------------    ------------------------------------------------------------------------------      --------------
$20,000,000 USD    2/01/07        Agreement with Goldman Sachs Capital Markets, LP, dated 2/02/02 to pay semi-
                                  annually the notional amount multiplied by 4.973% and to receive quarterly the
                                  notional amount multiplied by 3 month LIBOR...................................      $   (422,909)

 10,000,000 USD    3/12/07        Agreement with Goldman Sachs Capital Markets, LP, dated 3/11/02 to pay semi-
                                  annually the notional amount multiplied by 5.31% and to receive quarterly the
                                  notional amount multiplied by 3 month LIBOR...................................          (349,204)

 15,000,000 USD    2/27/09        Agreement with Goldman Sachs Capital Markets, LP, dated 2/02/01 to pay semi-
                                  annually the notional amount multiplied by 5.304% and to receive quarterly the
                                  notional amount multiplied by 3 month LIBOR...................................          (329,299)

 15,000,000 USD    2/02/11        Agreement with Goldman Sachs Capital Markets, LP, dated 2/02/01 to pay semi-
                                  annually the notional amount multiplied by 6.05% and to receive quarterly the
                                  notional amount multiplied by 3 month LIBOR...................................          (883,008)

 10,000,000 USD    1/14/12        Agreement with Morgan Stanley, dated 1/14/02 to pay semi-annually the notional amount multiplied by 5.668% and to receive quarterly the notional amount
                                  multiplied by 3 month LIBOR...................................................       $  (266,254)
                                                                                                                    --------------
                                                                                                                       $(2,250,674)
                                                                                                                    ==============

8. Subsequent Events

    The Trust's Board of Directors declared the following regular monthly dividend:

                        Dividend        Record    Payable
                        Per Share        Date      Date
                        ---------      -------    -------
                        $0.04583       7/16/02    7/25/02



Hyperion Capital Management:

On June 4, 2002, a holding company owned by members of the current management of the Advisor acquired all of the equity of the Advisor. Accordingly, the Advisor and the Trust entered into a new Investment Advisory Agreement, effective on June 4, 2002. The new Investment Advisory Agreement is substantially identical to the prior agreement. The new Investment Advisory Agreement was approved by the Board of Directors of the Trust at a meeting held on January 16, 2002 and approved by shareholders at the Trust's annual shareholders meeting held on April 16, 2002.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)
-------------------------------------------------------------------------------
The following tables provide information concerning the directors and officers of the Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Trust").

                                 Position(s) Held                                                                   Number of
                                 with Trust and                                                                     Portfolios in
                                 Term of Office               Principal Occupation(s)                               Trust Complex
Name, Address                    and Length of                During Past 5 Years and                               Overseen
and Age                          Time Served                  Other Directorships Held by Director                  by Director
-----------------------------------------------------------------------------------------------------------------------------------
Class II Directors to serve until 2002 Annual Meeting of Stockholders:

Robert F. Birch                  Director, Member of The      Director and/or Trustee of several investment               3
 c/o One Liberty Plaza,          Audit Committee, Member      companies (3) advised by Hyperion Capital
 New York, New York              of Nominating and            Management, Inc. or by its affiliates
 10006-1404                      Compensation Committee       (1998-Present); Chairman and President, New
                                 and Member of Executive      America High Income Fund (1992-Present);
 Age 66                          Committee                    Chairman of the Board and Co-Founder, The
                                                              China Business Group, Inc. (1996-Present);
                                                              Director, Brandywine Funds (3) (2001 to
                                                              Present).

                                 Elected for Three Year       Formerly, Director and Strategic Planning
                                 Term/Director since          Consultant, Dewe Rogerson, Ltd. (1994-1998)
                                 December 1998

Leo M. Walsh, Jr.                Director, Chairman of the    Director and/or Trustee of several investment               3
 c/o One Liberty Plaza,          Audit Committee, Member      companies (3) advised by Hyperion Capital
 New York, New York              of Nominating and            Management, Inc. or by its affiliates
 10006-1404                      Compensation Committees      (1989-Present); Financial Consultant for Merck-
                                                              Medco Managed Care LLC (formerly Medco
 Age 69                          Elected for Three Year       Containment Services Inc.) (1994-Present);
                                 Term/Director since June     Director of Lend Lease Hyperion Mortgage
                                 1989                         Opportunity Fund, Inc. (formerly, Equitable
                                                              Real Estate Hyperion Mortgage Opportunity Fund,
                                                              Inc.) and Lend Lease Hyperion High Yield CMBS
                                                              Fund, Inc. (formerly, Equitable Real Estate
                                                              Hyperion High Yield Commercial Mortgage Fund,
                                                              Inc.) (1999-Present).

Class I Director to serve until 2004 Annual Meeting of Stockholders:

Rodman L. Drake                  Director, Member of the      President, Continuation Investments Group Inc.              3
 c/o One Liberty Plaza,          Audit Committee, Chairman    (1997-Present); Director and/or Trustee of
 New York, New York              of Nominating and            several investment companies (3) advised by
 10006-1404                      Compensation Committees      Hyperion Capital Management, Inc.
                                                              (1989-Present); Director, Alliance Group
                                 Elected for Three Year       Services, Inc. (1998-Present); Director,
 Age 59                          Term/Director since June     Hotelevision, Inc. (1999-Present); Chairman,
                                 1992                         Metro Cash Card International (1999-Present).
                                                              Director, Parsons Brinckerhoff, Inc.
                                                              (1995-Present); Director, Absolute Quality Inc.
                                                              (2000-Present); Trustee of Excelsior Funds (3)
                                                              (1994- Present). Formerly, Co-Chairman of KMR
                                                              Power Corporation (1993-1997); President,
                                                              Mandrake Group (1993-1997).




-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)
-------------------------------------------------------------------------------

                                 Position(s) Held                                                                   Number of
                                 with Trust and                                                                     Portfolios in
                                 Term of Office               Principal Occupation(s)                               Trust Complex
Name, Address                    and Length of                During Past 5 Years and                               Overseen
and Age                          Time Served                  Other Directorships Held by Director                  by Director
-----------------------------------------------------------------------------------------------------------------------------------
Class III Director to serve until 2003 Annual Meeting of Stockholders:

Harry E. Petersen, Jr.           Director, Member of the      Senior Consultant to Cornerstone Equity                     3
 c/o One Liberty Plaza,          Audit Committee, Member      Advisors, Inc. (1998- Present); Director and/or
 New York, New York              of Nominating and            Trustee of several investment companies (3)
 10006-1404                      Compensation Committees,     advised by Hyperion Capital Management, Inc. or
                                 Member of Executive          by its affiliates (1992-Present).
 Age 77                          Committee
                                                              Formerly, Senior Consultant to Potomac Babson
                                 Elected for Three Year       Inc. (1995- 1998); Director of Equitable Real
                                 Term/Director since          Estate Hyperion Mortgage Opportunity Fund, Inc.
                                 October 1993                 and Equitable Real Estate Hyperion High Yield
                                                              Commercial Mortgage Fund, Inc. (1995-1997);
                                                              Director of Lexington Corporate Properties,
                                                              Inc. (1993-1997).

Class III Director to serve until 2003 Annual Meeting of Stockholders:

Lewis S. Ranieri*                Chairman, Member of          Chairman and Chief Executive Officer of Ranieri             3
 c/o One Liberty Plaza,          Executive Committee          & Co., Inc. (since 1988); President of LSR
 New York, New York                                           Hyperion Corp., a general partner of the
 10006-1404                      Elected for Three Year       limited partnership that is the general partner
                                 Term/Director since June     of Hyperion Partners L.P. ("Hyperion Partners")
 Age 55                          1989                         (since 1988); Director and Chairman of the
                                                              Board of Hyperion Capital Management, Inc.
                                                              (since June 2002); Director and Vice Chairman
                                                              of the Board of Hyperion Capital Management,
                                                              Inc. (from November 1998 through June 2002)
                                                              Director and Chairman of the Board of Hyperion
                                                              Capital Management, Inc. (1989-November 1998);
                                                              Director and President of Hyperion Funding II
                                                              Corp., the general partnership that is the
                                                              general partner of Hyperion Partners II, L.P.
                                                              (Hyperion Partners II); Chairman and President
                                                              of various other direct and indirect
                                                              subsidiaries of Hyperion Partners (since 1989)
                                                              and Hyperion Partners II (since 1995); Chairman
                                                              of the Board (1989-December 1998 and June 2002
                                                              through present) and/or Director (since 1989)
                                                              of several investment companies (4) advised by
                                                              Hyperion Capital Management, Inc. or by its
                                                              affiliates.

                                                              Formerly, Director and Chairman of Bank United
                                                              Corp., and Director of Bank United (1988-2001);
                                                              Director of Lend Lease Hyperion Mortgage
                                                              Opportunity Fund, Inc. (formerly, Equitable
                                                              Real Estate Hyperion Mortgage Opportunity Fund,
                                                              Inc.) and Lend Lease Hyperion High Yield
                                                              Commercial Mortgage Fund, Inc. (formerly,
                                                              Equitable Real Estate Hyperion High Yield
                                                              Commercial Mortgage Fund, Inc.) (1995-1999).


------------
* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Advisor.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)
-------------------------------------------------------------------------------

                                 Position(s) Held                                                                   Number of
                                 with Trust and                                                                     Portfolios in
                                 Term of Office               Principal Occupation(s)                               Trust Complex
Name, Address                    and Length of                During Past 5 Years and                               Overseen
and Age                          Time Served                  Other Directorships Held by Director                  by Director
-----------------------------------------------------------------------------------------------------------------------------------
Class I Director to serve until 2004 Annual Meeting of Stockholders: Resigned as Director June 2002

Patricia A. Sloan*               Director                     Consultant (2000-Present) and Managing Director             3
 c/o One Liberty Plaza,                                       (1988-2000) of Ranieri & Co., Inc.; Secretary,
 New York, New York              Elected for Three Year       Director and/or Trustee of several investment
 10006-1404                      Term/Director since          companies (3) advised by Hyperion Capital
                                 February 1993                Management, Inc. or by its affiliates
 Age 59                                                       (1989-Present); Director of Bank United Corp.,
                                 Vice President               the parent of Bank United (1988- Present).
                                 Elected Annually/
                                 Since June 2002


Officers of the Fund


                                                  Term of Office and
Name, Address              Position(s) Held       Length of Time             Principal Occupation(s)
and Age                    with Trust             Served                     During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Clifford E. Lai*           President              Elected Annually           President (since November 1998) of Hyperion Capital
  c/o One Liberty Plaza,                          Since April 1993           Management, Inc. (March 1993-Present).
  New York, New York
  10006-1404

  Age 49

John Dolan*                Vice President         Elected Annually           Chief Investment Strategist (1998-Present) and Chief
  c/o One Liberty Plaza,                          Since March 1998           Investment Officer (since 2002) of Hyperion Capital
  New York, New York                                                         Management. Formerly Managing Director at Bankers
  10006-1404                                                                 Trust (1995-1997).

  Age 48

Patricia A. Sloan*         Vice President         Elected Annually           Please see "Information Concerning Directors."
  c/o One Liberty Plaza,                          Since February
  New York, New York                              1998
  10006-1404

  Age 59

Thomas F. Doodian*         Treasurer              Elected Annually           Director of Finance and Operations, Hyperion Capital
                                                  Since February             Management, Inc. (July 1995-Present). Treasurer of
  c/o One Liberty Plaza,                          1998                       several investment companies advised by Hyperion
  New York, New York                                                         Capital Management, Inc. (February 1998-Present).
  10006-1404

  Age 43


    The Trust's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

------------
* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Advisor.

-------------------------------------------------------------------------------
                                 PROXY RESULTS
-------------------------------------------------------------------------------

During six months ended June 30, 2002, Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. shareholders voted on the following proposals at a shareholders' meeting on April 16, 2002. The description of each proposal and number of shares voted are as follows:

-------------------------------------------------------------------------------


                                                                           Shares Voted      Shares Voted
                                                                               For        Without Authority
-----------------------------------------------------------------------------------------------------------
1. To elect to the Trust's Board of Directors:        Andrew M. Carter      15,816,095         135,581
                                                      Robert F. Birch       15,826,434         125,242
                                                      Leo M. Walsh, Jr.     15,834,526         117,150
-----------------------------------------------------------------------------------------------------------



                                                         Shares Voted      Shares Voted      Shares Voted
                                                             For             Against           Abstain
-----------------------------------------------------------------------------------------------------------
2. To approve the new Investment Advisory
   Agreement:                                             15,595,688           132,408         223,579
-----------------------------------------------------------------------------------------------------------



                                                         Shares Voted      Shares Voted      Shares Voted
                                                             For             Against           Abstain
-----------------------------------------------------------------------------------------------------------
3. To select PricewaterhouseCoopers LLP as the
   independent accountants:                               15,729,453            54,350         167,872
-----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN
-------------------------------------------------------------------------------

A Dividend Reinvestment Plan (the "Plan") is available to shareholders of the Trust pursuant to which they may elect to have all dividends and distributions of capital gains automatically reinvested by State Street Corp. (the "Plan Agent") in Trust shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Trust's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gain distribution, payable in cash, the participants in the Plan will receive the equivalent amount in Trust shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution). The Plan Agent will, as agent for the participants, use the amount otherwise payable as a dividend to participants to buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price increases, the average per share purchase price paid by the Plan Agent may exceed the market price of the shares at the time the dividend or other distribution was declared. Share purchases under the Plan may have the effect of increasing demand for the Trust's shares in the secondary market.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Trust, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

A brochure describing the Plan is available from the Plan Agent by calling 1-800-426-5523.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

INVESTMENT ADVISOR AND ADMINISTRATOR            TRANSFER AGENT
HYPERION CAPITAL MANAGEMENT, INC.               AMERICAN STOCK TRANSFER COMPANY
One Liberty Plaza                               Investor Relations Department
165 Broadway, 36th Floor                        59 Maiden Lane
New York, New York 10006-1404                   New York, NY 10038
For General Information about the Trust:        For Shareholder Services:
(800) HYPERION                                  800) 937-5449

SUB-ADMINISTRATOR                               INDEPENDENT ACCOUNTANTS
STATE STREET CORP.                              PRICEWATERHOUSECOOPERS LLP
225 Franklin Street                             1177 Avenue of the Americas
Boston, Massachusetts 02116                     New York, New York 10036

CUSTODIAN AND FUND ACCOUNTING AGENT             LEGAL COUNSEL
STATE STREET CORP.                              SULLIVAN & WORCESTER LLP
225 Franklin Street                             1666 K Street, Northwest
Boston, Massachusetts 02116                     Washington, D.C. 20006


Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

-------------------------------------------------------------------------------
Officers and Directors
-------------------------------------------------------------------------------

Lewis S. Ranieri
Chairman

Robert F. Birch*
Director

Rodman L. Drake*
Director

Harry E. Petersen, Jr.*
Director

Leo M. Walsh, Jr.*
Director

Garth Marston
Director Emeritus

Patricia A. Sloan
Vice President

Clifford E. Lai
President

John H. Dolan
Vice President

Thomas F. Doodian
Treasurer

* Audit Committee Members


-----------------------------------

        [HYPERION LOGO]

-----------------------------------

The accompanying Financial Statements
as of June 30, 2002 were not audited
and, accordingly, no opinion is
expressed on them.

This Report is for shareholder
information. This is not a prospectus
intended for use in the purchase or
sale of Trust Shares.

Hyperion 2005 Investment Grade Opportunity
             Term Trust, Inc.
            One Liberty Plaza
         165 Broadway, 36th Floor
          New York, NY 10006-1404